Annual Total Returns [BarChart] - PRUDENTIAL DAY ONE 2050 FUND - Class R6	Sep. 27, 2020 [1]
Bar Chart Table:
Annual Return 2017	20.57%
Annual Return 2018	(8.37%)
Annual Return 2019	24.11%

[1]	The total return for Class R6 shares from January 1, 2020 through June 30, 2020 was -7.43%.